SIMPSON THACHER & BARTLETT LLP
                              425 Lexington Avenue
                            New York, New York 10017



Tel:     (212) 455-2000
Fax:     (212) 455-2502


                                                         December 9, 2005


                  Re:  THE ASIA TIGERS FUND, INC. (FILE NO. 811-08050)


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Sir/Madam:

     On behalf of The Asia Tigers Fund, Inc. (the "Fund"), pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, please find a
Schedule 14A containing a preliminary proxy statement in connection with an annual meeting of stockholders of the Fund transmitted via direct electronic transmission.

     If you have any questions in connection with this filing, please call Kathryn Gettles-Atwa (212-455-2195) of this firm.

                                Very truly yours,

                                /s/ Simpson Thacher & Bartlett LLP

                                Simpson Thacher & Bartlett LLP